CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Common Stock $0.00001 Par	Subscription Receivable	Common Stock to be Issued	Additional Paid-In Capital	Non-Controlling Interest	Accumulated Deficit	Total
Beginning Balance, Shares at Mar. 31, 2016	10,090,000
Beginning Balance, Amount at Mar. 31, 2016	$ 101	$ (101)				$ (8,176)	$ (8,176)
Payment received from stock subscription		101					101
Issuance of shares upon reverse merger, Share	4,001,757
Issuance of shares upon reverse merger, Amount	$ 40			(40)
Issuance of common stock for cash, Share	937,500
Issuance of common stock for cash, Amount	$ 9			1,124,991			1,125,000
Issuance of common stock for cancellation of amount due to former CEO, Share	18,343
Issuance of common stock for cancellation of amount due to former CEO, Amount				49,524			49,524
Issuance of shares for acquisition of intangible, Share	200,000
Issuance of shares for acquisition of intangible, Amount	$ 2			567,997			567,999
Common stock to be issued for acquisition of intangible			426,000				426,000
Net loss					1,736	(517,656)	(515,920)
Ending Balance, Shares at Mar. 31, 2017	15,247,600
Ending Balance, Amount at Mar. 31, 2017	$ 152		426,000	1,742,472	1,736	(525,832)	1,644,528
Issuance of common stock for cash, Share	347,500
Issuance of common stock for cash, Amount	$ 3		$ 100,000	$ 694,997			$ 795,000
Common stock to be issued for acquisition of intangible	$ (5,400,000)
Shares repurchased for cash and cancelled, Share	(54)			(99,946)			(100,000)
Shares repurchased for cash and cancelled, Amount	$ 154,510
Fair value of shares issued to consultants for services, Share	2			341,776			341,778
Fair value of shares issued to consultants for services, Amount	$ 150,000
Fair value of shares issued to Company's CEO, Share	2			374,998			375,000
Fair value of shares issued to Company's CEO, Amount					$ (10,763)	$ (2,376,101)	$ (2,386,864)
Net loss					(10,763)	(2,376,101)	(2,386,864)
Ending Balance, Shares at Mar. 31, 2018	10,499,610
Ending Balance, Amount at Mar. 31, 2018	$ 105		526,000	3,054,297	(9,027)	(2,901,933)	669,442
Issuance of common stock previously committed but not issued, Share	50,000
Issuance of common stock previously committed but not issued, Amount	$ 1		(100,000)	99,999
Issuance of common stock for cash, Share	12,500
Issuance of common stock for cash, Amount			50,000	25,000			75,000
Fair value of shares issued to consultants for services, Share	90,000
Fair value of shares issued to consultants for services, Amount	$ 1		61,852	179,999			241,852
Fair value of shares issued to advisory board member, Share	25,000
Fair value of shares issued to advisory board member, Amount				51,000			51,000
Beneficial conversion feature associated with a convertible note				128,605			128,605
Net loss					(9,592)	(505,924)	(515,516)
Ending Balance, Shares at Sep. 30, 2018	10,677,110
Ending Balance, Amount at Sep. 30, 2018	$ 107		$ 537,852	$ 3,538,900	$ (18,619)	$ (3,407,857)	$ 650,383